INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax	24.10%	69.30%	26.80%	213.70%
Income Tax Expense (Benefit)	$ 5,988	$ 4,393	$ 10,581	$ 8,291
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			0.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			0.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			43.70%